APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS - IFRS 15 Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Contract assets	$ 731
Trade and other receivables	$ 20,535	$ 34,582
Trade and other receivables and contract assets		34,582
Impact of adopting IFRS 15
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Contract assets		819
Trade and other receivables		(819)
After application of IFRS 15
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
Contract assets		819
Trade and other receivables		33,763
Trade and other receivables and contract assets		$ 34,582